Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan
16. Employee benefit plan
The Company offers a defined contribution retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan covers employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax
basis. There were no contributions by the Company during the years ended December 31, 2020 and 2019.